Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 192.6	$ 439.1	$ 278.8
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments (note 22(c))	1.3	1.0	1.1
Comprehensive income	$ 193.9	$ 440.1	$ 279.9